Consolidated and Combined Statements of Equity - USD ($) $ in Thousands	Total	Predecessors	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Predecessors
Beginning balance at Dec. 31, 2017	$ 499,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(35,432)
Net (loss) income	20,841
Other comprehensive income (loss), net of tax	(53)
Ending balance at Dec. 31, 2018	484,492						$ (5,947)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(25,442)
Net (loss) income	30,812
Other comprehensive income (loss), net of tax	(2,112)
Ending balance at Dec. 31, 2019	487,750						(8,059)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(12,262)
Net (loss) income	(28,655)
Other comprehensive income (loss), net of tax	(1,836)
Ending balance at Mar. 31, 2020	444,997						(9,895)
Beginning balance at Dec. 31, 2019	487,750						(8,059)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Funding to Parent, net	(11,924)
Net (loss) income	(34,136)
Other comprehensive income (loss), net of tax	(1,968)
Ending balance at Jun. 25, 2020	233,666	$ 439,722	$ 3	$ 0	$ 250,366	$ (16,703)	0	$ (10,027)
Ending balance (in shares) at Jun. 25, 2020			30,926,669	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants	7,895				7,895
Issuance of common stock	67,105		$ 1		67,104
Issuance of common stock (shares)			7,500,000
Net (loss) income	(8,437)					(8,437)
Other comprehensive income (loss), net of tax	8,605						8,605
Stock-based compensation	1,262				1,262
Other	(1,250)				(948)	(302)
Ending balance at Dec. 31, 2020	308,846		$ 4	$ 0	325,679	(25,442)	8,605
Ending balance (in shares) at Dec. 31, 2020			38,426,669	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(12,025)					(12,025)
Other comprehensive income (loss), net of tax	(2,038)						(2,038)
Stock-based compensation	1,639				1,639
Ending balance at Mar. 31, 2021	$ 290,785		$ 4	$ 0	$ 322,758	$ (38,544)	$ 6,567
Ending balance (in shares) at Mar. 31, 2021			38,426,669	0